Trust Pass-Through Securities - Summary of Trust Pass-through Securities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of trust pass-through securities [line items]
Trust pass-through securities	€ 126	€ 136	€ 133
Fair value of trust pass-through securities	€ 142	144
USD 225 million [member]
Disclosure of trust pass-through securities [line items]
Coupon rate	7.65%
Year of issue	1996
Year of maturity	2026
Trust pass-through securities	€ 85	92
USD 190 million [member]
Disclosure of trust pass-through securities [line items]
Coupon rate	7.625%
Year of issue	1997
Year of maturity	2037
Trust pass-through securities	€ 40	€ 44